THE ALGER
INSTITUTIONAL FUNDS

QUARTERLY REPORT
JULY 31, 2022

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—98.8%	SHARES	VALUE
AEROSPACE & DEFENSE—3.1%
HEICO Corp.	99,930	$15,759,960
Lockheed Martin Corp.	44,249	18,310,679
TransDigm Group, Inc.*	74,338	46,263,511
		80,334,150
AGRICULTURAL & FARM MACHINERY—0.4%
Deere & Co.	30,169	10,353,397
APPAREL ACCESSORIES & LUXURY GOODS—1.2%
Capri Holdings Ltd.*	279,697	13,615,650
LVMH Moet Hennessy Louis Vuitton SE	27,470	19,069,260
		32,684,910
APPLICATION SOFTWARE—6.0%
Adobe, Inc.*	31,908	13,086,109
Avalara, Inc.*	100,109	8,751,529
Bill.com Holdings, Inc.*	35,100	4,741,308
Cadence Design Systems, Inc.*	110,784	20,614,687
Datadog, Inc., Cl. A*	186,642	19,039,350
Intuit, Inc.	150,969	68,867,529
Salesforce, Inc.*	78,012	14,355,768
The Trade Desk, Inc., Cl. A*	192,410	8,658,450
		158,114,730
AUTOMOBILE MANUFACTURERS—3.8%
Tesla, Inc.*	110,900	98,861,805
BIOTECHNOLOGY—3.3%
AbbVie, Inc.	208,179	29,875,768
Horizon Therapeutics PLC*	62,853	5,214,913
Natera, Inc.*	426,874	20,063,078
United Therapeutics Corp.*	18,207	4,207,092
Vertex Pharmaceuticals, Inc.*	101,661	28,506,761
		87,867,612
CASINOS & GAMING—2.5%
Las Vegas Sands Corp.*	162,029	6,106,873
MGM Resorts International	1,827,566	59,816,235
		65,923,108
DATA PROCESSING & OUTSOURCED SERVICES—4.8%
Block, Inc., Cl. A*	157,680	11,993,141
Marqeta, Inc., Cl. A*	1,462,790	14,028,156
PayPal Holdings, Inc.*	155,891	13,489,248
Visa, Inc., Cl. A	404,059	85,704,955
		125,215,500
ELECTRIC UTILITIES—0.8%
NextEra Energy, Inc.	248,274	20,976,670
ELECTRICAL COMPONENTS & EQUIPMENT—3.1%
AMETEK, Inc.	115,997	14,325,629
Eaton Corp. PLC	282,481	41,917,356
Generac Holdings, Inc.*	98,147	26,332,840
		82,575,825
FINANCIAL EXCHANGES & DATA—1.7%
S&P Global, Inc.	120,792	45,530,129

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—98.8% (CONT.)	SHARES	VALUE
HEALTHCARE DISTRIBUTORS—1.5%
McKesson Corp.	116,094	$39,655,389
HEALTHCARE EQUIPMENT—2.1%
Edwards Lifesciences Corp.*	221,113	22,230,701
Intuitive Surgical, Inc.*	148,445	34,167,586
		56,398,287
HEALTHCARE FACILITIES—1.0%
Acadia Healthcare Co., Inc.*	309,122	25,629,305
HYPERMARKETS & SUPER CENTERS—0.9%
Costco Wholesale Corp.	45,897	24,844,046
INTERACTIVE HOME ENTERTAINMENT—0.6%
Take-Two Interactive Software, Inc.*	116,407	15,450,701
INTERACTIVE MEDIA & SERVICES—4.9%
Alphabet, Inc., Cl. C*	1,053,540	122,884,906
Meta Platforms, Inc., Cl. A*	37,069	5,897,678
		128,782,584
INTERNET & DIRECT MARKETING RETAIL—9.5%
Alibaba Group Holding Ltd.#,*	232,041	20,737,504
Altaba, Inc.*,(a)	342,659	589,374
Amazon.com, Inc.*	1,525,903	205,920,610
JD.com, Inc.#	86,215	5,129,793
Meituan, Cl. B*	239,579	5,374,526
MercadoLibre, Inc.*	13,654	11,110,396
		248,862,203
INTERNET SERVICES & INFRASTRUCTURE—0.5%
MongoDB, Inc., Cl. A*	41,744	13,043,748
INVESTMENT BANKING & BROKERAGE—0.1%
Morgan Stanley	17,239	1,453,248
IT CONSULTING & OTHER SERVICES—0.3%
EPAM Systems, Inc.*	19,350	6,757,988
LEISURE FACILITIES—1.0%
Vail Resorts, Inc.	114,153	27,069,101
LIFE SCIENCES TOOLS & SERVICES—3.2%
Danaher Corp.	283,989	82,774,274
MANAGED HEALTHCARE—4.4%
Centene Corp.*	303,365	28,203,844
Humana, Inc.	17,570	8,468,740
UnitedHealth Group, Inc.	148,038	80,286,929
		116,959,513
MOVIES & ENTERTAINMENT—2.7%
Live Nation Entertainment, Inc.*	620,996	58,367,414
Netflix, Inc.*	60,771	13,667,398
		72,034,812
OIL & GAS EXPLORATION & PRODUCTION—2.2%
Antero Resources Corp.*	148,355	5,880,792
Devon Energy Corp.	161,188	10,130,666
Pioneer Natural Resources Co.	179,281	42,480,633
		58,492,091

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—98.8% (CONT.)	SHARES	VALUE
OIL & GAS STORAGE & TRANSPORTATION—0.9%
Cheniere Energy, Inc.	165,506	$24,756,387
PHARMACEUTICALS—2.2%
AstraZeneca PLC#	363,135	24,050,431
Bayer AG	573,914	33,468,359
		57,518,790
REGIONAL BANKS—0.9%
Signature Bank	125,610	23,309,448
RESTAURANTS—1.2%
Domino’s Pizza, Inc.	36,771	14,418,277
Shake Shack, Inc., Cl. A*	262,795	13,523,430
Starbucks Corp.	45,833	3,885,722
		31,827,429
SEMICONDUCTOR EQUIPMENT—2.8%
Applied Materials, Inc.	231,510	24,535,430
Enphase Energy, Inc.*	26,367	7,492,974
Lam Research Corp.	44,358	22,201,622
SolarEdge Technologies, Inc.*	52,274	18,825,436
		73,055,462
SEMICONDUCTORS—3.6%
Advanced Micro Devices, Inc.*	782,922	73,962,641
NVIDIA Corp.	79,428	14,426,508
NXP Semiconductors NV	39,041	7,178,859
		95,568,008
SPECIALTY CHEMICALS—0.8%
Albemarle Corp.	54,399	13,290,220
The Sherwin-Williams Co.	27,472	6,646,575
		19,936,795
SYSTEMS SOFTWARE—14.4%
Crowdstrike Holdings, Inc., Cl. A*	141,793	26,033,195
Microsoft Corp.	1,144,315	321,254,993
Palo Alto Networks, Inc.*	36,001	17,968,099
ServiceNow, Inc.*	31,293	13,977,331
		379,233,618
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—6.1%
Apple, Inc.	994,996	161,696,800
TRUCKING—0.3%
Uber Technologies, Inc.*	276,016	6,472,575
TOTAL COMMON STOCKS
(Cost $1,789,256,925)		2,600,020,438
PREFERRED STOCKS—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Chime Financial, Inc., Series G*,@,(a)	38,919	1,921,431
(Cost $2,688,128)		1,921,431
REAL ESTATE INVESTMENT TRUST—0.7%	SHARES	VALUE
SPECIALIZED—0.7%
Crown Castle International Corp.	95,529	17,258,269
(Cost $17,179,919)		17,258,269

THE ALGER INSTITUTIONAL FUNDS

ALGER CAPITAL APPRECIATION INSTITUTIONAL FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

SPECIAL PURPOSE VEHICLE—0.1%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—0.1%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	123	$3,627,885
(Cost $3,075,000)		3,627,885
Total Investments
(Cost $1,813,177,673)	99.7%	$2,622,828,023
Affiliated Securities (Cost $3,075,000)		3,627,885
Unaffiliated Securities (Cost $1,810,102,673)		2,619,200,138
Other Assets in Excess of Liabilities	0.3%	8,703,684
NET ASSETS	100.0%	$2,631,531,707

#	American Depositary Receipts.

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.

*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2022
Chime Financial, Inc., Series G	8/24/21	2,688,128	0.06%	1,921,431	0.07%
Crosslink Ventures Capital LLC, Cl. A	10/2/20	3,075,000	0.08%	3,627,885	0.14%
Total				$5,549,316	0.21%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND

Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—97.5%	SHARES	VALUE
AEROSPACE & DEFENSE—2.1%
TransDigm Group, Inc.*	39,258	$24,431,824
APPAREL ACCESSORIES & LUXURY GOODS—0.5%
Capri Holdings Ltd.*	113,978	5,548,449
APPLICATION SOFTWARE—5.3%
Bill.com Holdings, Inc.*	20,412	2,757,253
Datadog, Inc., Cl. A*	121,906	12,435,631
Intuit, Inc.	92,800	42,332,576
The Trade Desk, Inc., Cl. A*	84,511	3,802,995
		61,328,455
AUTOMOBILE MANUFACTURERS—4.9%
General Motors Co.*	216,790	7,860,805
Tesla, Inc.*	54,300	48,405,735
		56,266,540
BIOTECHNOLOGY—1.3%
AbbVie, Inc.	40,792	5,854,060
Natera, Inc.*	197,872	9,299,984
		15,154,044
CASINOS & GAMING—3.2%
MGM Resorts International	1,125,885	36,850,216
CONSTRUCTION MACHINERY & HEAVY TRUCKS—0.2%
Westinghouse Air Brake Technologies Corp.	30,814	2,880,185
DATA PROCESSING & OUTSOURCED SERVICES—5.5%
Marqeta, Inc., Cl. A*	716,203	6,868,387
PayPal Holdings, Inc.*	71,985	6,228,862
Visa, Inc., Cl. A	238,059	50,494,694
		63,591,943
ELECTRICAL COMPONENTS & EQUIPMENT—3.4%
AMETEK, Inc.	76,038	9,390,693
Eaton Corp., PLC	201,894	29,959,051
		39,349,744
FINANCIAL EXCHANGES & DATA—2.3%
S&P Global, Inc.	71,358	26,896,971
HEALTHCARE DISTRIBUTORS—2.4%
McKesson Corp.	82,145	28,059,089
HEALTHCARE EQUIPMENT—1.0%
Edwards Lifesciences Corp.*	120,502	12,115,271
HEALTHCARE FACILITIES—1.4%
Acadia Healthcare Co., Inc.*	189,871	15,742,205
HOTELS RESORTS & CRUISE LINES—0.1%
Booking Holdings, Inc.*	599	1,159,478
HYPERMARKETS & SUPER CENTERS—0.7%
Costco Wholesale Corp.	15,688	8,491,914
INTERACTIVE HOME ENTERTAINMENT—0.7%
Take-Two Interactive Software, Inc.*	63,337	8,406,720
INTERACTIVE MEDIA & SERVICES—4.6%
Alphabet, Inc., Cl. C*	457,420	53,353,469

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—97.5% (CONT.)	SHARES	VALUE
INTERNET & DIRECT MARKETING RETAIL—9.6%
Alibaba Group Holding Ltd.#,*	126,847	$11,336,316
Amazon.com, Inc.*	689,305	93,021,710
MercadoLibre, Inc.*	8,508	6,923,045
		111,281,071
LEISURE FACILITIES—0.6%
Vail Resorts, Inc.	31,639	7,502,556
LIFE SCIENCES TOOLS & SERVICES—3.7%
Danaher Corp.	146,807	42,789,836
MANAGED HEALTHCARE—5.9%
Centene Corp.*	198,761	18,478,810
UnitedHealth Group, Inc.	93,002	50,438,705
		68,917,515
MOVIES & ENTERTAINMENT—4.3%
Live Nation Entertainment, Inc.*	464,004	43,611,736
Netflix, Inc.*	27,089	6,092,316
		49,704,052
OIL & GAS EXPLORATION & PRODUCTION—2.3%
Pioneer Natural Resources Co.	112,112	26,564,938
PHARMACEUTICALS—1.9%
Bayer AG	306,757	17,888,836
Catalent, Inc.*	33,848	3,828,209
		21,717,045
REGIONAL BANKS—1.4%
Signature Bank	84,852	15,745,986
RESTAURANTS—0.5%
Domino’s Pizza, Inc.	15,189	5,955,759
SEMICONDUCTOR EQUIPMENT—3.7%
Applied Materials, Inc.	201,918	21,399,269
SolarEdge Technologies, Inc.*	58,836	21,188,609
		42,587,878
SEMICONDUCTORS—4.3%
Advanced Micro Devices, Inc.*	433,544	40,956,902
NVIDIA Corp.	27,984	5,082,734
QUALCOMM, Inc.	29,321	4,253,304
		50,292,940
SYSTEMS SOFTWARE—13.5%
Crowdstrike Holdings, Inc., Cl. A*	83,941	15,411,567
Microsoft Corp.	503,074	141,232,995
		156,644,562
TECHNOLOGY HARDWARE STORAGE & PERIPHERALS—5.9%
Apple, Inc.	421,952	68,571,420
TRUCKING—0.3%
Uber Technologies, Inc.*	159,661	3,744,050
TOTAL COMMON STOCKS
(Cost $947,199,647)		1,131,646,125

THE ALGER INSTITUTIONAL FUNDS | ALGER FOCUS EQUITY FUND

Schedule of Investments July 31, 2022 (Unaudited) (Continued)

PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	76,825	$—
(Cost $345,713)		—
Total Investments
(Cost $947,545,360)	97.5%	$1,131,646,125
Affiliated Securities (Cost $345,713)		—
Unaffiliated Securities (Cost $947,199,647)		1,131,646,125
Other Assets in Excess of Liabilities	2.5%	28,522,062
NET ASSETS	100.0%	$1,160,168,187

#	American Depositary Receipts.

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.

(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

*	Non-income producing security.
@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2022
Prosetta Biosciences, Inc., Series D	2/6/15	$345,713	0.80%	$0	0.00%
Total				$0	0.00%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—95.6%	SHARES	VALUE
AEROSPACE & DEFENSE—5.7%
HEICO Corp.	14,683	$2,315,656
TransDigm Group, Inc.*	2,232	1,389,063
		3,704,719
AIR FREIGHT & LOGISTICS—1.1%
GXO Logistics, Inc.*	15,548	746,304
APPAREL ACCESSORIES & LUXURY GOODS—0.9%
Lululemon Athletica, Inc.*	1,826	566,991
APPAREL RETAIL—1.4%
Aritzia, Inc.*	29,158	919,832
APPLICATION SOFTWARE—12.1%
Avalara, Inc.*	8,282	724,012
Bill.com Holdings, Inc.*	4,747	641,225
Cadence Design Systems, Inc.*	7,360	1,369,549
Datadog, Inc., Cl. A*	6,053	617,466
Manhattan Associates, Inc.*	8,652	1,217,077
Paycom Software, Inc.*	4,373	1,445,233
Sprout Social, Inc., Cl. A*	13,529	704,861
The Trade Desk, Inc., Cl. A*	25,012	1,125,540
		7,844,963
AUTOMOTIVE RETAIL—1.1%
O’Reilly Automotive, Inc.*	994	699,368
BIOTECHNOLOGY—3.8%
Alkermes PLC*	14,765	377,984
Apellis Pharmaceuticals, Inc.*	6,996	393,735
Celldex Therapeutics, Inc.*	11,173	343,235
Natera, Inc.*	19,531	917,957
Prometheus Biosciences, Inc.*	10,778	459,897
		2,492,808
BUILDING PRODUCTS—1.1%
Trex Co., Inc.*	10,705	690,687
CASINOS & GAMING—1.9%
MGM Resorts International	38,752	1,268,353
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Marqeta, Inc., Cl. A*	70,181	673,036
DIVERSIFIED METALS & MINING—1.5%
MP Materials Corp.*	29,209	980,546
ELECTRICAL COMPONENTS & EQUIPMENT—3.0%
AMETEK, Inc.	6,370	786,695
Generac Holdings, Inc.*	4,226	1,133,836
		1,920,531
ELECTRONIC EQUIPMENT & INSTRUMENTS—3.7%
908 Devices, Inc.*	63,515	1,429,088
Novanta, Inc.*	2,109	325,208
Trimble, Inc.*	9,587	665,625
		2,419,921
FINANCIAL EXCHANGES & DATA—1.3%
MSCI, Inc., Cl. A	1,751	842,826

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—95.6% (CONT.)	SHARES	VALUE
HEALTHCARE DISTRIBUTORS—2.0%
McKesson Corp.	3,867	$1,320,890
HEALTHCARE EQUIPMENT—1.5%
Insulet Corp.*	4,022	996,652
HEALTHCARE FACILITIES—1.5%
Acadia Healthcare Co., Inc.*	11,751	974,275
HEALTHCARE TECHNOLOGY—2.1%
Veeva Systems, Inc., Cl. A*	5,984	1,337,903
HOTELS RESORTS & CRUISE LINES—1.6%
Airbnb, Inc., Cl. A*	3,223	357,688
Hilton Worldwide Holdings, Inc.	5,127	656,615
		1,014,303
HYPERMARKETS & SUPER CENTERS—2.2%
BJ’s Wholesale Club Holdings, Inc.*	20,749	1,404,707
INTERACTIVE HOME ENTERTAINMENT—1.0%
Take-Two Interactive Software, Inc.*	4,715	625,822
INTERNET & DIRECT MARKETING RETAIL—0.2%
The RealReal, Inc.*	47,134	109,822
IT CONSULTING & OTHER SERVICES—1.0%
EPAM Systems, Inc.*	1,876	655,193
LEISURE FACILITIES—1.0%
Vail Resorts, Inc.	2,644	626,972
LIFE SCIENCES TOOLS & SERVICES—3.7%
Azenta, Inc.	4,920	335,839
Bio-Techne Corp.	2,856	1,100,360
West Pharmaceutical Services, Inc.	2,832	972,962
		2,409,161
MOVIES & ENTERTAINMENT—4.9%
Liberty Media Corp.-Liberty Formula One, Cl. C*	10,681	723,851
Live Nation Entertainment, Inc.*	21,213	1,993,810
Roku, Inc., Cl. A*	6,716	440,032
		3,157,693
OIL & GAS EQUIPMENT & SERVICES—2.7%
Baker Hughes Co., Cl. A	52,462	1,347,749
ChampionX Corp.	19,450	406,310
		1,754,059
OIL & GAS EXPLORATION & PRODUCTION—2.9%
Diamondback Energy, Inc.	14,489	1,854,882
PHARMACEUTICALS—2.5%
Catalent, Inc.*	10,229	1,156,900
Jazz Pharmaceuticals PLC*	2,852	445,083
		1,601,983
REGIONAL BANKS—3.1%
First Republic Bank	5,399	878,471
SVB Financial Group*	2,882	1,163,031
		2,041,502
RESEARCH & CONSULTING SERVICES—1.5%
CoStar Group, Inc.*	13,864	1,006,388

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—95.6% (CONT.)	SHARES	VALUE
RESTAURANTS—5.2%
Shake Shack, Inc., Cl. A*	43,065	$2,216,125
The Cheesecake Factory, Inc.	39,497	1,154,497
		3,370,622
SEMICONDUCTOR EQUIPMENT—7.1%
Enphase Energy, Inc.*	1,934	549,604
KLA Corp.	2,263	867,951
Onto Innovation, Inc.*	16,686	1,389,110
SolarEdge Technologies, Inc.*	5,100	1,836,663
		4,643,328
SEMICONDUCTORS—2.3%
Microchip Technology, Inc.	11,854	816,267
SiTime Corp.*	3,686	685,522
		1,501,789
SYSTEMS SOFTWARE—3.6%
Crowdstrike Holdings, Inc., Cl. A*	4,581	841,072
Fortinet, Inc.*	4,923	293,657
Palo Alto Networks, Inc.*	2,381	1,188,357
		2,323,086
TRUCKING—2.4%
Old Dominion Freight Line, Inc.	5,227	1,586,447
TOTAL COMMON STOCKS
(Cost $62,156,036)		62,088,364
PREFERRED STOCKS—0.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	166,009	—
(Cost $747,040)		—
RIGHTS—0.4%	SHARES	VALUE
BIOTECHNOLOGY—0.4%
Tolero CDR*,@,(b),(c)	422,928	249,528
(Cost $226,186)		249,528
REAL ESTATE INVESTMENT TRUST—1.0%	SHARES	VALUE
SPECIALIZED—1.0%
Crown Castle International Corp.	3,522	636,284
(Cost $677,305)		636,284
SPECIAL PURPOSE VEHICLE—1.4%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.4%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	22	648,890
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	9	271,278
		920,168
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $775,000)		920,168
Total Investments
(Cost $64,581,567)	98.4%	$63,894,344
Affiliated Securities (Cost $1,522,040)		920,168
Unaffiliated Securities (Cost $63,059,527)		62,974,176
Other Assets in Excess of Liabilities	1.6%	1,029,919
NET ASSETS	100.0%	$64,924,263

THE ALGER INSTITUTIONAL FUNDS | ALGER MID CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2022 (Unaudited) (Continued)

(a)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.

(b)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(c)	Contingent Deferred Rights.

*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2022
Crosslink Ventures Capital LLC, Cl. A	10/2/20	$550,000	0.50%	$648,890	1.00%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	225,000	0.19%	271,278	0.42%
Prosetta Biosciences, Inc., Series D	2/6/15	747,040	0.50%	0	0.00%
Tolero CDR	2/6/17	226,186	0.23%	249,528	0.38%
Total				$1,169,696	1.80%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2022 (Unaudited)

COMMON STOCKS—93.5%	SHARES	VALUE
ADVERTISING—0.3%
Magnite, Inc.*	79,050	$603,942
AEROSPACE & DEFENSE—3.8%
HEICO Corp.	24,445	3,855,221
Hexcel Corp.	12,082	731,082
Mercury Systems, Inc.*	42,210	2,490,812
		7,077,115
AGRICULTURAL & FARM MACHINERY—0.1%
Hydrofarm Holdings Group, Inc.*	44,472	143,645
APPAREL ACCESSORIES & LUXURY GOODS—1.3%
Capri Holdings Ltd.*	48,779	2,374,562
APPAREL RETAIL—2.0%
Aritzia, Inc.*	55,487	1,750,420
Victoria’s Secret & Co.*	52,767	1,950,268
		3,700,688
APPLICATION SOFTWARE—20.6%
ACI Worldwide, Inc.*	101,092	2,884,155
Avalara, Inc.*	35,144	3,072,288
Bill.com Holdings, Inc.*	21,313	2,878,960
Blackbaud, Inc.*	33,487	2,053,423
Blackline, Inc.*	33,099	2,092,519
Digital Turbine, Inc.*	24,873	499,201
Everbridge, Inc.*	41,398	1,040,746
ForgeRock, Inc., Cl. A*	13,629	276,260
Guidewire Software, Inc.*	18,847	1,464,789
HubSpot, Inc.*	7,568	2,330,944
Manhattan Associates, Inc.*	30,087	4,232,338
Paycom Software, Inc.*	11,443	3,781,797
Q2 Holdings, Inc.*	53,734	2,358,922
SEMrush Holdings, Inc., Cl. A*	46,175	561,488
Smartsheet, Inc., Cl. A*	35,340	1,062,320
Sprout Social, Inc., Cl. A*	42,926	2,236,445
SPS Commerce, Inc.*	34,047	4,077,469
Vertex, Inc., Cl. A*	91,180	1,025,775
		37,929,839
ASSET MANAGEMENT & CUSTODY BANKS—0.3%
Affiliated Managers Group, Inc.	4,946	625,076
BIOTECHNOLOGY—2.5%
Alkermes PLC*	18,355	469,888
CareDx, Inc.*	122,787	2,921,103
Celldex Therapeutics, Inc.*	14,712	451,952
Karuna Therapeutics, Inc.*	6,583	857,436
		4,700,379
DATA PROCESSING & OUTSOURCED SERVICES—1.6%
DLocal Ltd., Cl. A*	78,350	2,176,563
Marqeta, Inc., Cl. A*	72,116	691,592
		2,868,155
DIVERSIFIED SUPPORT SERVICES—0.4%
IAA, Inc.*	20,574	776,257

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—93.5% (CONT.)	SHARES	VALUE
ELECTRICAL COMPONENTS & EQUIPMENT—0.6%
Sunrun, Inc.*	35,463	$1,159,285
ELECTRONIC EQUIPMENT & INSTRUMENTS—1.6%
908 Devices, Inc.*	23,562	530,145
Cognex Corp.	46,278	2,359,252
		2,889,397
FOOD DISTRIBUTORS—2.3%
The Chefs’ Warehouse, Inc.*	44,268	1,532,115
US Foods Holding Corp.*	84,424	2,659,356
		4,191,471
HEALTHCARE DISTRIBUTORS—0.2%
PetIQ, Inc., Cl. A*	28,532	467,925
HEALTHCARE EQUIPMENT—10.3%
CryoPort, Inc.*	56,843	2,114,560
Impulse Dynamics NV, Series E*,@,(a)	532,406	1,756,940
Inmode Ltd.*	82,494	2,742,101
Inogen, Inc.*	7,727	214,965
Insulet Corp.*	13,408	3,322,502
Mesa Laboratories, Inc.	10,542	2,248,081
Paragon 28, Inc.*	33,317	633,023
QuidelOrtho Corp.*	35,750	3,647,930
Tandem Diabetes Care, Inc.*	33,453	2,214,923
		18,895,025
HEALTHCARE FACILITIES—0.7%
The Joint Corp.*	74,250	1,269,675
HEALTHCARE SERVICES—1.2%
Guardant Health, Inc.*	27,170	1,363,119
Privia Health Group, Inc.*	22,208	816,810
		2,179,929
HEALTHCARE SUPPLIES—2.2%
Neogen Corp.*	173,289	4,008,175
HEALTHCARE TECHNOLOGY—2.5%
Convey Health Solutions Holdings, Inc.*	63,422	662,760
Definitive Healthcare Corp., Cl. A*	15,084	391,882
Doximity, Inc., Cl. A*	8,546	361,667
Renalytix PLC#,*	72,215	181,260
Sophia Genetics SA*	37,512	129,416
Veeva Systems, Inc., Cl. A*	12,713	2,842,373
		4,569,358
HOMEBUILDING—0.4%
Skyline Champion Corp.*	10,714	678,196
HOMEFURNISHING RETAIL—0.3%
Arhaus, Inc., Cl. A*	22,323	123,000
Bed Bath & Beyond, Inc.*	97,012	487,970
		610,970
HUMAN RESOURCE & EMPLOYMENT SERVICES—1.0%
Legalzoom.com, Inc.*	67,471	707,096
Upwork, Inc.*	62,753	1,164,696
		1,871,792

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—93.5% (CONT.)	SHARES	VALUE
HYPERMARKETS & SUPER CENTERS—2.8%
BJ’s Wholesale Club Holdings, Inc.*	76,841	$5,202,136
INDUSTRIAL MACHINERY—0.5%
Gates Industrial Corp., PLC*	75,398	927,395
INTERACTIVE HOME ENTERTAINMENT—1.2%
Take-Two Interactive Software, Inc.*	16,070	2,132,971
INTERACTIVE MEDIA & SERVICES—1.3%
Bumble, Inc., Cl. A*	31,578	1,197,438
TripAdvisor, Inc.*	58,728	1,116,419
		2,313,857
INTERNET & DIRECT MARKETING RETAIL—0.4%
Farfetch Ltd., Cl. A*	62,944	499,776
The RealReal, Inc.*	125,207	291,732
		791,508
INTERNET SERVICES & INFRASTRUCTURE—0.6%
BigCommerce Holdings, Inc.*	66,015	1,033,135
LEISURE FACILITIES—1.0%
Planet Fitness, Inc., Cl. A*	23,474	1,849,986
LIFE SCIENCES TOOLS & SERVICES—8.7%
Akoya Biosciences, Inc.*	64,191	903,809
Alpha Teknova, Inc.*	14,922	96,844
Bio-Techne Corp.	16,146	6,220,731
Cytek Biosciences, Inc.*	26,270	336,256
ICON PLC*	8,621	2,079,816
Maravai LifeSciences Holdings, Inc., Cl. A*	20,363	531,271
MaxCyte, Inc.*	22,704	123,737
NanoString Technologies, Inc.*	99,198	1,269,734
NeoGenomics, Inc.*	69,242	700,729
Personalis, Inc.*	50,460	186,197
Rapid Micro Biosystems, Inc., Cl. A*	30,292	138,434
Repligen Corp.*	15,832	3,377,916
		15,965,474
MANAGED HEALTHCARE—1.5%
HealthEquity, Inc.*	49,165	2,859,928
MOVIES & ENTERTAINMENT—2.3%
Live Nation Entertainment, Inc.*	44,292	4,163,005
OIL & GAS EQUIPMENT & SERVICES—0.8%
ChampionX Corp.	36,367	759,707
ProPetro Holding Corp.*	74,549	784,255
		1,543,962
OIL & GAS EXPLORATION & PRODUCTION—5.6%
Coterra Energy, Inc.	38,468	1,176,736
Magnolia Oil & Gas Corp., Cl. A	377,316	9,104,635
		10,281,371
PERSONAL PRODUCTS—0.4%
The Beauty Health Co.*	53,791	716,496
PRECIOUS METALS & MINERALS—0.6%
Xometry, Inc., Cl. A*	29,075	1,104,850

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2022 (Unaudited) (Continued)

COMMON STOCKS—93.5% (CONT.)	SHARES	VALUE
REGIONAL BANKS—0.8%
Webster Financial Corp.	30,740	$1,427,873
RESTAURANTS—4.7%
Shake Shack, Inc., Cl. A*	64,965	3,343,099
The Cheesecake Factory, Inc.	81,719	2,388,646
Wingstop, Inc.	22,844	2,882,456
		8,614,201
SEMICONDUCTOR EQUIPMENT—1.0%
SolarEdge Technologies, Inc.*	4,918	1,771,119
SEMICONDUCTORS—0.8%
Universal Display Corp.	12,812	1,479,274
SPECIALTY CHEMICALS—2.3%
Balchem Corp.	31,897	4,330,337
TOTAL COMMON STOCKS
(Cost $163,035,174)		172,099,734

PREFERRED STOCKS—3.0%	SHARES	VALUE
BIOTECHNOLOGY—0.0%
Prosetta Biosciences, Inc., Series D*,@,(a),(b)	133,263	—
DATA PROCESSING & OUTSOURCED SERVICES—3.0%
Chime Financial, Inc., Series G*,@,(a)	114,399	5,647,879
TOTAL PREFERRED STOCKS
(Cost $8,501,200)		5,647,879

RIGHTS—0.2%	SHARES	VALUE
BIOTECHNOLOGY—0.2%
Tolero CDR*,@,(a),(c)	528,559	311,850
(Cost $285,725)		311,850
REAL ESTATE INVESTMENT TRUST—1.1%	SHARES	VALUE
RETAIL—1.1%
Tanger Factory Outlet Centers, Inc.	121,752	1,980,905
(Cost $2,004,109)		1,980,905

SPECIAL PURPOSE VEHICLE—1.0%	SHARES	VALUE
DATA PROCESSING & OUTSOURCED SERVICES—1.0%
Crosslink Ventures Capital LLC, Cl. A*,@,(a),(b)	51	1,504,245
Crosslink Ventures Capital LLC, Cl. B*,@,(a),(b)	13	391,846
		1,896,091
TOTAL SPECIAL PURPOSE VEHICLE
(Cost $1,600,000)		1,896,091
Total Investments
(Cost $175,426,208)	98.8%	$181,936,459
Affiliated Securities (Cost $2,199,684)		1,896,091
Unaffiliated Securities (Cost $173,226,524)		180,040,368
Other Assets in Excess of Liabilities	1.2%	2,148,425
NET ASSETS	100.0%	$184,084,884

#	American Depositary Receipts.

(a)	Security is valued in good faith at fair value determined using significant unobservable inputs pursuant to procedures established by the Board.

(b)	Deemed an affiliate of the Fund in accordance with Section 2(a)(3) of the Investment Company Act of 1940. See Note 4 - Affiliated Securities.

(c)	Contingent Deferred Rights.

THE ALGER INSTITUTIONAL FUNDS | ALGER SMALL CAP GROWTH INSTITUTIONAL FUND
Schedule of Investments July 31, 2022 (Unaudited) (Continued)

*	Non-income producing security.

@	Restricted security - Investment in security not registered under the Securities Act of 1933. Sales or transfers of the investment may be restricted only to qualified buyers.

			% of net assets		% of net assets
	Acquisition	Acquisition	(Acquisition	Market	as of
Security	Date(s)	Cost	Date)	Value	7/31/2022
Chime Financial, Inc., Series G	8/24/21	$7,901,516	2.12%	$5,647,879	3.07%
Crosslink Ventures Capital LLC, Cl. A	10/2/20	1,275,000	0.49%	1,504,245	0.82%
Crosslink Ventures Capital LLC, Cl. B	12/16/20	325,000	0.11%	391,846	0.21%
Impulse Dynamics NV, Series E	2/11/22	1,756,940	0.71%	1,756,940	0.95%
Prosetta Biosciences, Inc., Series D	2/6/15	599,684	0.10%	0	0.00%
Tolero CDR	2/6/17	285,725	0.16%	311,850	0.17%
Total				$9,612,760	5.22%

See Notes to Financial Statements.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1 — General:

The Alger Institutional Funds (the “Trust”) is an open-end registered investment company organized as a business trust under the laws of the Commonwealth of Massachusetts. The Trust qualifies as an investment company as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946 – Financial Services – Investment Companies. The Trust operates as a series company currently offering an unlimited number of shares of beneficial interest in four series – Alger Capital Appreciation Institutional Fund, Alger Focus Equity Fund, Alger Mid Cap Growth Institutional Fund and Alger Small Cap Growth Institutional Fund (collectively, the “Funds” or individually, each a “Fund”). The Funds normally invest primarily in equity securities and each has an investment objective of long-term capital appreciation.

Each Fund offers one or more of the following share classes: Class A, C, I, R, Y, Z and Z-2. Class A shares are generally subject to an initial sales charge while Class C shares are generally subject to a deferred sales charge. Class I, R, Y, Z and Z-2 shares are sold to institutional investors without an initial or deferred sales charge and Class Y, Z and Z-2 shares are generally subject to a minimum initial investment of $500,000. Class C shares will automatically convert to Class A shares on the fifth business day of the month following the eighth anniversary of the purchase date of a shareholder’s Class C shares, without the imposition of any sales load, fee or other charge. Class C shares held at certain dealers may not convert to Class A shares or may be converted on a different schedule. At conversion, a proportionate amount of shares representing reinvested dividends and distributions will also be converted into Class A shares. Each class has identical rights to assets and earnings, except that each share class bears the pro rata allocation of the Fund’s expenses other than a class expense (not including advisory or custodial fees or other expenses related to the management of the Fund’s assets).

NOTE 2 — Significant Accounting Policies:

(a) Investment Valuation: The Funds value their financial instruments at fair value using independent dealers or pricing services under policies approved by the Trust’s Board of Trustees (the “Board”). Investments held by the Funds are valued on each day the New York Stock Exchange (the “NYSE”) is open, as of the close of the NYSE (normally 4:00 p.m. Eastern Time).

Investments in money market funds and short-term securities held by the Funds having a remaining maturity of sixty days or less are valued at amortized cost which approximates market value.

Equity securities, including traded rights, warrants and option contracts for which valuation information is readily available, are valued at the last quoted sales price or official closing price on the primary market or exchange on which they are traded as reported by an independent pricing service. In the absence of quoted sales, such securities are valued at the bid price or, in the absence of a recent bid price, the equivalent as obtained from one or more of the major market makers for the securities to be valued.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Securities for which market quotations are not readily available are valued at fair value, as determined in good faith pursuant to procedures established by the Board and described further herein.

Securities in which the Funds invest may be traded in foreign markets that close before the close of the NYSE. Developments that occur between the close of the foreign markets and the close of the NYSE may result in adjustments to the closing prices to reflect what the Trust’s investment adviser, pursuant to policies established by the Board, believes to be the fair value of these securities as of the close of the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but the Funds are open.

FASB Accounting Standards Codification 820 – Fair Value Measurements and Disclosures (“ASC 820”) defines fair value as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability and may be observable or unobservable. Observable inputs are based on market data obtained from sources independent of the Funds. Unobservable inputs are inputs that reflect the Funds’ own assumptions based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

●	Level 1 – quoted prices in active markets for identical investments

●	Level 2 – significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The Funds’ valuation techniques are generally consistent with either the market or the income approach to fair value. The market approach considers prices and other relevant information generated by market transactions involving identical or comparable assets to measure fair value. The income approach converts future amounts to a current, or discounted, single amount. These fair value measurements are determined on the basis of the value indicated by current market expectations about such future events. Inputs for Level 1 include exchange-listed prices and broker quotes in an active market. Inputs for Level 2 include the last trade price in the case of a halted security, an exchange-listed price which has been adjusted for fair value factors, and prices of closely related securities. Additional Level 2 inputs include an evaluated price which is based upon a compilation of observable market information such as spreads for fixed income and preferred securities. Inputs for Level 3 include, but are not limited to, revenue multiples, earnings before interest, taxes, depreciation and amortization (“EBITDA”) multiples, discount rates, time to exit and the probabilities of success of certain outcomes. Such unobservable market information may be obtained from a company’s financial statements and from industry studies, market data, and market indicators such as benchmarks and indexes. Because of the inherent uncertainty and often limited markets for restricted securities, the valuations assigned to such securities by the Funds may significantly differ from the valuations that would have been assigned by the Funds had there been an active market for such securities.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Valuation processes are determined by a Valuation Committee (“Committee”) authorized by the Board and comprised of representatives of the Trust’s investment adviser and officers of the Trust. The Committee reports its fair value determinations and related valuation information to the Board. The Board is responsible for approving the valuation policy and procedures.

While Committee meetings are held on an as-needed basis, the Committee generally meets quarterly to review and evaluate the effectiveness of the procedures for making fair value determinations. The Committee considers, among other things, the results of quarterly back testing of the fair value model for foreign securities, pricing comparisons between primary and secondary price sources, the outcome of price challenges put to the Funds’ pricing vendor, and variances between transactional prices and the previous day’s prices.

In December 2020, the Securities and Exchange Commission (the “SEC”) adopted Rule 2a-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), which is intended to address valuation practices and the role of the board of directors with respect to the fair value of the investments of a registered investment company. Among other things, Rule 2a-5 will permit the Board to designate the Funds’ investment adviser, Fred Alger Management, LLC (“Alger Management” or the “Investment Manager”), to perform the Funds’ fair value determinations, which will be subject to the Board’s oversight and certain reporting and other requirements intended to ensure that the Board receives the information it needs to oversee the Investment Manager’s fair value determinations. Compliance with Rule 2a-5 will not be required until September 2022. The Funds, the Board, and the Investment Manager are currently in the process of implementing the requirements of Rule 2a-5 for compliance with these requirements by the September 2022 compliance deadline.

(b) Cash and Cash Equivalents: Cash and cash equivalents include U.S. dollars, foreign cash and overnight time deposits.

NOTE 3 — Fair Value Measurements:

The following is a summary of the inputs used as of July 31, 2022, in valuing the Funds’ investments carried at fair value on a recurring basis. Based upon the nature, characteristics, and risks associated with their investments, the Funds have determined that presenting them by security type and sector is appropriate.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Capital Appreciation
Institutional Fund	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$216,268,097	$216,268,097	$—	$—
Consumer Discretionary	505,228,556	480,195,396	24,443,786	589,374
Consumer Staples	24,844,046	24,844,046	—	—
Energy	83,248,478	83,248,478	—	—
Financials	70,292,825	70,292,825	—	—
Healthcare	466,803,170	433,334,811	33,468,359	—
Industrials	179,735,947	179,735,947	—	—
Information Technology	1,012,685,854	1,012,685,854	—	—
Materials	19,936,795	19,936,795	—	—
Utilities	20,976,670	20,976,670	—	—
TOTAL COMMON STOCKS	$2,600,020,438	$2,541,518,919	$57,912,145	$589,374
PREFERRED STOCKS
Information Technology	1,921,431	—	—	1,921,431
REAL ESTATE INVESTMENT TRUST
Real Estate	17,258,269	17,258,269	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	3,627,885	—	—	3,627,885
TOTAL INVESTMENTS IN SECURITIES	$2,622,828,023	$2,558,777,188	$57,912,145	$6,138,690

Alger Focus Equity Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	111,464,241		111,464,241	—	—
Consumer Discretionary	224,564,069		224,564,069	—	—
Consumer Staples	8,491,914		8,491,914	—	—
Energy	26,564,938		26,564,938	—	—
Financials	42,642,957		42,642,957	—	—
Healthcare	204,495,005		186,606,169	17,888,836	—
Industrials	70,405,803		70,405,803	—	—
Information Technology	443,017,198		443,017,198	—	—
TOTAL COMMON STOCKS	$1,131,646,125		$1,113,757,289	$17,888,836	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
TOTAL INVESTMENTS IN SECURITIES	$1,131,646,125		$1,113,757,289	$17,888,836	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Alger Mid Cap Growth Institutional Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	$3,783,515		$3,783,515	$—	$—
Consumer Discretionary	8,576,263		8,576,263	—	—
Consumer Staples	1,404,707		1,404,707	—	—
Energy	3,608,941		3,608,941	—	—
Financials	2,884,328		2,884,328	—	—
Healthcare	11,133,672		11,133,672	—	—
Industrials	9,655,076		9,655,076	—	—
Information Technology	20,061,316		20,061,316	—	—
Materials	980,546		980,546	—	—
TOTAL COMMON STOCKS	$62,088,364		$62,088,364	$—	$—
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
RIGHTS
Healthcare	249,528		—	—	249,528
REAL ESTATE INVESTMENT TRUST
Real Estate	636,284		636,284	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	920,168		—	—	920,168
TOTAL INVESTMENTS IN SECURITIES	$63,894,344		$62,724,648	$—	$1,169,696

Alger Small Cap Growth Institutional Fund	TOTAL		LEVEL 1	LEVEL 2	LEVEL 3
COMMON STOCKS
Communication Services	9,213,775		9,213,775	—	—
Consumer Discretionary	18,620,111		18,620,111	—	—
Consumer Staples	10,110,103		10,110,103	—	—
Energy	11,825,333		11,825,333	—	—
Financials	2,052,949		2,052,949	—	—
Healthcare	54,915,868		53,158,928	—	1,756,940
Industrials	11,955,489		11,955,489	—	—
Information Technology	47,970,919		47,970,919	—	—
Materials	5,435,187		5,435,187	—	—
TOTAL COMMON STOCKS	$172,099,734		$170,342,794	$—	$1,756,940
PREFERRED STOCKS
Healthcare	—	*	—	—	—	*
Information Technology	5,647,879		—	—	5,647,879
TOTAL PREFERRED STOCKS	$5,647,879		$—	$—	$5,647,879
RIGHTS
Healthcare	311,850		—	—	311,850
REAL ESTATE INVESTMENT TRUST
Real Estate	1,980,905		1,980,905	—	—
SPECIAL PURPOSE VEHICLE
Information Technology	1,896,091		—	—	1,896,091
TOTAL INVESTMENTS IN SECURITIES	$181,936,459		$172,323,699	$—	$9,612,760

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2022.

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Common Stocks
Opening balance at November 1, 2021	$1,339,796
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(750,422)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	589,374
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(750,422)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Capital Appreciation Institutional Fund	Preferred Stocks
Opening balance at November 1, 2021	$2,688,128
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(766,697)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	1,921,431
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(766,697)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Capital Appreciation Institutional Fund	Vehicle
Opening balance at November 1, 2021	$4,923,444
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(1,295,559)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	3,627,885
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(1,295,559)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Focus Equity Fund	Preferred Stocks
Opening balance at November 1, 2021	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	0	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2021	$0	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	0	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$—

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Mid Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2021	$317,196
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(67,668)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	249,528
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(67,668)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Mid Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2021	$1,260,209
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(340,041)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	920,168
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(340,041)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Common Stocks
Opening balance at November 1, 2021	$—
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	—
Purchases and sales
Purchases	1,756,940
Sales	—
Closing balance at July 31, 2022	1,756,940
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	FAIR VALUE
	MEASUREMENTS
	USING SIGNIFICANT
	UNOBSERVABLE
	INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Preferred Stocks
Opening balance at November 1, 2021	$7,901,516	*
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(2,253,637)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	5,647,879	*
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(2,253,637)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Alger Small Cap Growth Institutional Fund	Rights
Opening balance at November 1, 2021	$396,419
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(84,569)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	311,850
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(84,569)

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

FAIR VALUE
MEASUREMENTS
USING SIGNIFICANT
UNOBSERVABLE
INPUTS (LEVEL 3)
Special Purpose
Alger Small Cap Growth Institutional Fund	Vehicle
Opening balance at November 1, 2021	$2,589,729
Transfers into Level 3	—
Transfers out of Level 3	—
Total gains or losses
Included in net realized gain (loss) on investments	—
Included in net change in unrealized appreciation (depreciation) on investments	(693,638)
Purchases and sales
Purchases	—
Sales	—
Closing balance at July 31, 2022	1,896,091
Net change in unrealized appreciation (depreciation) attributable to investments still held at July 31, 2022	$(693,638)

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2022.

The following table provides quantitative information about each Fund’s Level 3 fair value measurements of its investments as of July 31, 2022. The table below is not intended to be all-inclusive, but rather provides information on the Level 3 inputs as they relate to each Fund’s fair value measurements.

	Fair Value		Valuation	Unobservable		Weighted Average
	July 31, 2022		Methodology	Input	Input/Range	Inputs
Alger Capital Appreciation Institutional Fund
Common Stocks	$589,374		Income	Discount Rate	6.80%	N/A
			Approach	Probability of Success	15.00%-50.00%
Preferred Stocks	1,921,431		Market	Transaction Price	N/A	N/A
			Approach	Revenue Multiple	20.00x-22.00x
Special Purpose Vehicle	3,627,885		Market	Transaction Price	N/A	N/A
			Approach	Revenue Multiple	20.00x-22.00x

Alger Focus Equity Fund
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Fair Value		Valuation	Unobservable		Weighted Average
	July 31, 2022		Methodology	Input	Input/Range	Inputs
Alger Mid Cap Growth Institutional Fund
Preferred Stocks	$—	*	Income Approach	Discount Rate	100.00%	N/A
Rights	249,528		Income	Discount Rate	9.06%-9.20%	N/A
			Approach	Probability of Success	0.00%-60.00%
Special Purpose Vehicle	920,168		Market	Transaction Price	N/A	N/A
			Approach	Revenue Multiple	20.00x-22.00x

Alger Small Cap Growth Institutional Fund
Common Stocks	$1,756,940		Market Approach	Priced at Cost	N/A	N/A
Preferred Stocks	—	*	Income Approach	Discount Rate	100.00%	N/A
Preferred Stocks	5,647,879		Market	Transaction Price	N/A	N/A
			Approach	Revenue Multiple	20.00x-22.00x
Rights	311,850		Income	Discount Rate	9.06%-9.20%	N/A
			Approach	Probability of Success	0.00%-60.00%
Special Purpose Vehicle	1,896,091		Market	Transaction Price	N/A	N/A
			Approach	Revenue Multiple	20.00x-22.00x

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2022.

The significant unobservable inputs used in the fair value measurement of each Fund’s securities are revenue and EBITDA multiples, discount rates, and the probability of success of certain outcomes. Significant increases and decreases in these inputs in isolation and interrelationships between these inputs would have resulted in significantly higher or lower fair value measurements than those noted in the table above. Generally, all other things being equal, increases in revenue and EBITDA multiples, decreases in discount rates, and increases in the probability of success result in higher fair value measurements, whereas decreases in revenues and EBITDA multiples, increases in discount rates, and decreases in the probability of success result in lower fair value measurements.

Certain of the Funds’ assets and liabilities are held at carrying amount or face value, which approximates fair value for financial reporting purposes. As of July 31, 2022, such assets were categorized within the ASC 820 disclosure hierarchy as follows:

	TOTAL	LEVEL 1	LEVEL 2	LEVEL 3
Cash, Foreign Cash and Cash Equivalents:
Alger Capital Appreciation Institutional Fund	$31,945,607	$111,452	$31,834,155	$—
Alger Focus Equity Fund	33,173,166	—	33,173,166	—
Alger Mid Cap Growth Institutional Fund
Bank overdraft	(34,710)	—	(34,710)	—
Alger Small Cap Growth Institutional Fund	2,866,679	—	2,866,679	—

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4 — Affiliated Securities:

During the nine-month period ended July 31, 2022, as disclosed in the following table, certain Funds held 5% or more of the outstanding voting securities of the issuers listed below. As such, these issuers were “affiliated persons” of the applicable Fund(s) for purposes of the 1940 Act. Transactions during the nine-month period ended July 31, 2022 with such affiliated persons are summarized below. During this period, other Funds in the Trust may also have held voting shares of the issuers at levels below 5%.

	Shares			Shares			Net Change
	Held at			Held at			in	Value at
	October 31,	Shares	Shares	July 31,	Dividend	Realized	Unrealized	July 31,
Security	2021	Purchased	Sold	2022	Income	Gain (Loss)	App(Dep)	2022
Alger Capital Appreciation Institutional Fund Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	123	—	—	123	$—	$—	$(1,295,559)	$3,627,885
Total					$—	$—	$(1,295,559)	$3,627,885

	Shares			Shares			Net Change
	Held at			Held at			in	Value at
	October 31,	Shares	Shares	July 31,	Dividend	Realized	Unrealized	July 31,
Security	2021	Purchased	Sold	2022	Income	Gain (Loss)	App(Dep)	2022
Alger Focus Equity Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	76,825	—	—	76,825	$—	$—	$—	$—	*
Total					$—	$—	$—	$—	*

	Shares			Shares			Net Change
	Held at			Held at			in	Value at
	October 31,	Shares	Shares	July 31,	Dividend	Realized	Unrealized	July 31,
Security	2021	Purchased	Sold	2022	Income	Gain (Loss)	App(Dep)	2022
Alger Mid Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	166,009	—	—	166,009	$—	$—	$—	$—	*
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	22	—	—	22	—	—	(231,726)	648,890
Crosslink Ventures Capital LLC, Cl. B	9	—	—	9	—	—	(108,315)	271,278
Total					$—	$—	$(340,041)	$920,168

THE ALGER INSTITUTIONAL FUNDS

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

	Shares			Shares			Net Change
	Held at			Held at			in	Value at
	October 31,	Shares	Shares	July 31,	Dividend	Realized	Unrealized	July 31,
Security	2021	Purchased	Sold	2022	Income	Gain (Loss)	App(Dep)	2022
Alger Small Cap Growth Institutional Fund
Preferred Stocks
Prosetta Biosciences, Inc., Series D**	133,263	—	—	133,263	$—	$—	$—	$—	*
Special Purpose Vehicle
Crosslink Ventures Capital LLC, Cl. A	51	—	—	51	—	—	(537,183)	1,504,245
Crosslink Ventures Capital LLC, Cl. B	13	—	—	13	—	—	(156,455)	391,846
Total					$—	$—	$(693,638)	$1,896,091

* Prosetta Biosciences, Inc., Series D shares are classified as a Level 3 investment and are fair valued at zero as of July 31, 2022.

** Prosetta Biosciences, Inc., Series D is deemed to be an affiliate of the Funds because the Funds and Prosetta Biosciences, Inc., Series D are under common control.